PREFERRED STOCKS AND WARRANTS (Details Narrative)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 14, 2024 shares	Sep. 03, 2024 shares	Nov. 08, 2021 shares	Aug. 31, 2021 shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 shares
Class of Stock [Line Items]
Common stock quotient percentage					0.40			0.40
Shares to be converted into common stock								750
Shares issued for private placements, shares			192,593
Issued are held as treasury stock					150,000	150,000		150,000		150,000			0
Common stock quotient percentage										40.00%
Warrants term						5 years				5 years
Director [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary		150,000
Shares issued for private placements, shares					160,000		0	160,000	0
Issued are held as treasury stock	150,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares								888,889		888,889
Common stock value | $								$ 8,000,000		$ 8,000,000
Conversion price per share | $ / shares					$ 9	$ 9		$ 9		$ 9
Preferred stock, shares issued					0	0		0		0			0
Preferred stock, shares outstanding					0	0		0		0			0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						0				0			0
Preferred stock, shares outstanding						0				0			0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares								764,400		764,400
Common stock value | $								$ 3,412,503		$ 3,412,503
Conversion price per share | $ / shares					$ 4.46	$ 4.46		$ 4.46		$ 4.46
Preferred stock, shares issued					0	0		0		0			0
Preferred stock, shares outstanding					0	0		0		0			0
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						0				0			0
Preferred stock, shares outstanding						0				0			0
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares								48,000
Common stock value | $								$ 466,720
Conversion price per share | $ / shares					$ 9.72			$ 9.72
Preferred stock, shares issued					0	0		0		0			0
Preferred stock, shares outstanding					0	0		0		0			0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares								465,600		465,600
Common stock value | $								$ 8,353,373		$ 8,353,373
Conversion price per share | $ / shares					$ 17.9	$ 17.9		$ 17.9		$ 17.9
Preferred stock, shares issued					0	0		0		0			0
Preferred stock, shares outstanding					0	0		0		0			0
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						0				0			0
Preferred stock, shares outstanding						0				0			0
Series C-1 Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares								4,195,200
Common stock value | $								$ 5,536,832
Conversion price per share | $ / shares					$ 1.21			$ 1.21
Preferred stock, shares issued					0	0		0		0			0
Preferred stock, shares outstanding					0	0	0	0	0	0			0
Series X Super Voting Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary										75,000
Shares issued for private placements, shares				3,500
Number of preferred stock votes				10,000
Preferred stock, shares issued					153,500	153,500		153,500		153,500			3,500
Preferred stock, shares outstanding					153,500	153,500		153,500		153,500			3,500
Series X Super Voting Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued for private placements, shares				3,500
Series X Super Voting Preferred Stock [Member] | Treasury Stock, Preferred [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary	150,000
Issued are held as treasury stock	150,000
Series X Super Voting Preferred Stock [Member] | Director [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary		75,000
Issued are held as treasury stock		150,000
Series X Super Voting Preferred Stock [Member] | Thoughtful Media Incorporated [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary		75,000				75,000
Series X Super Voting Preferred Stock [Member] | Nusatrip Incorporated [Member]
Class of Stock [Line Items]
Shares issued to acquire subsidiary		75,000
Common Stock [Member]
Class of Stock [Line Items]
Converted into shares										750
Series B1 Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares										48,000
Common stock value | $										$ 466,720
Conversion price per share | $ / shares						$ 9.72				$ 9.72
Series B1 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						0				0			0
Preferred stock, shares outstanding						0				0			0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Converted into shares										4,195,200	0	77,200
Common stock value | $										$ 5,536,832	$ 0	$ 10,433,580
Conversion price per share | $ / shares						$ 1.21				$ 1.21
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						0				0			0
Preferred stock, shares outstanding						0				0			0
Liquidation Rights [Member]
Class of Stock [Line Items]
Voting securities percentage					50.00%	50.00%		50.00%		50.00%